Segment reporting - Product lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 10,660	$ 10,524	$ 10,646
Inter-segment eliminations
Disclosure of products and services [line items]
Revenue	(813)	(774)	(769)
Reynolds Consumer Products
Disclosure of products and services [line items]
Revenue	3,144	2,959	2,936
Reynolds Consumer Products | Waste and storage products
Disclosure of products and services [line items]
Revenue	1,227	1,157	1,166
Reynolds Consumer Products | Cooking products
Disclosure of products and services [line items]
Revenue	1,160	1,071	1,060
Reynolds Consumer Products | Tableware
Disclosure of products and services [line items]
Revenue	757	731	710
Pactiv Foodservice
Disclosure of products and services [line items]
Revenue	3,778	3,729	3,748
Pactiv Foodservice | Foodservice packaging
Disclosure of products and services [line items]
Revenue	3,778	3,729	3,748
Graham Packaging
Disclosure of products and services [line items]
Revenue	2,087	2,147	2,223
Graham Packaging | Food and beverage plastic containers
Disclosure of products and services [line items]
Revenue	1,443	1,487	1,541
Graham Packaging | All other plastic containers
Disclosure of products and services [line items]
Revenue	644	660	682
Evergreen
Disclosure of products and services [line items]
Revenue	1,603	1,562	1,580
Evergreen | Carton packaging
Disclosure of products and services [line items]
Revenue	799	774	809
Evergreen | Liquid packaging board
Disclosure of products and services [line items]
Revenue	438	453	414
Evergreen | Paper products
Disclosure of products and services [line items]
Revenue	366	335	357
Closures
Disclosure of products and services [line items]
Revenue	861	901	928
Closures | Caps and closures
Disclosure of products and services [line items]
Revenue	$ 861	$ 901	$ 928